Ownership, Nature of Business - Revenue Recognition (Details) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) segment	Mar. 31, 2018 USD ($)	Dec. 12, 2018 USD ($)	Dec. 31, 2018 item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Segments
Number of operating segments		2			2
Revenue Recognition
Revenues	$ 18,980	$ 86,496
Finance Receivable And Credit Service Fees
Revenue Recognition
Revenues	15,394	66,935	$ 70,128
Check Cashing And Card Fees
Revenue Recognition
Revenues	$ 3,586	$ 19,561	17,523
Predecessor
Revenue Recognition
Revenues			$ 87,651	$ 327,258		$ 364,067	$ 402,329
Predecessor | Finance Receivable And Credit Service Fees
Revenue Recognition
Revenues				260,776
Predecessor | Check Cashing And Card Fees
Revenue Recognition
Revenues				$ 66,482